Offerings - Offering: 1	Apr. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value of $0.001 per share, issuable pursuant to the Registrant's Restricted Share Unit Award Agreement for John W. Chidsey
Amount Registered | shares	3,312,530
Proposed Maximum Offering Price per Unit	17.58
Maximum Aggregate Offering Price	$ 58,234,277.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,042.15
Offering Note	This Registration Statement covers, in addition to the number of ordinary shares of Norwegian Cruise Line Holdings Ltd., a company organized under the laws of Bermuda (the "Company" or the "Registrant"), par value $0.001 per share (the "Ordinary Shares"), stated above, other rights to purchase or acquire the Ordinary Shares covered by this Registration Statement and, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), an additional indeterminate number of shares and rights that may be offered or issued pursuant to the Restricted Share Unit Award Agreement for John W. Chidsey (the "Inducement Agreement") as a result of one or more adjustments under the Inducement Agreement to prevent dilution resulting from one or more stock splits, stock dividends or similar transactions. The offering price per share and the aggregate offering price for the Inducement Agreement have been estimated solely for the purpose of calculating the amount of the registration fee. The offering price per share and the aggregate offering price are based upon the average of the high and low prices of the Registrant's common stock as reported on the New York Stock Exchange on April 29, 2026, in accordance with Rule 457(c) of the Securities Act. The registration fee for the Inducement Agreement has been calculated in accordance with Rule 457(h) and Rule 457(c) promulgated under the Securities Act.